Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

DEFIANCE FUTURE TECH ETF
(the “Fund”)

May 31, 2019

Supplement to the
Prospectus and Statement of Additional Information,
each dated April 30, 2019

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME, TICKER SYMBOL, FEES, AND INVESTMENT POLICIES EFFECTIVE JUNE 24, 2019, AS DESCRIBED BELOW.

Changes to the Fund’s Principal Investment Strategy
The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the BlueStar Augmented and Virtual Reality Index (the “Index”). Effective June 24, 2019, the Index’s name will change to the “BlueStar Next Gen Video Gaming Index”. In conjunction with the change to the name of the Index, the methodology for the Index will change on the same date, and the section entitled “Principal Investment Strategies—BlueStar Augmented and Virtual Reality Index” on page 3 of the Prospectus will be replaced with the following:
BlueStar Next Gen Video Gaming Index
The Index consists of a modified market capitalization-weighted portfolio of the stock of companies whose products or services are predominantly tied to video gaming. The Index defines such companies as those deriving at least 50% of their annual revenue from video or electronic game sales or licenses, media streaming services described by the company as interactive media or esports, social media services featuring augmented or virtual reality (“AR/VR”) functions, online casinos, video game consoles, gaming-focused personal computers, or computer peripherals marketed specifically for video gaming.
The companies included in the Index are screened semi-annually from the universe of globally-listed stocks (including in emerging markets) by BlueStar Global Investors, LLC (“BlueStar” or the “Index Provider”), which owns the Index, based primarily on descriptions of a company’s primary business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, and industry-specific trade publications. Companies identified by BlueStar’s screening process are then screened for investibility, including a minimum float-adjusted market capitalization of US$100 million, a minimum liquidity threshold, and being listed on a stock exchange in the United States, Europe, Hong Kong, Japan, South Korea, Taiwan, or Canada.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of June and December each year based on data as of the Tuesday before the second Friday of June and December each year. The Index is expected to be comprised of approximately 30 to 50 companies with approximately half of such companies listed on a non-U.S. exchange, and the Index is expected to have significant exposure to companies in Japan and China.
At the time of each rebalance and reconstitution of the Index, the group of Index constituents that each earn at least 50% of their revenue from video or electronic game sales or licenses, video game consoles, or computer peripherals marketed specifically for video gaming are assigned an aggregate weight of 80%, and the remaining companies are assigned an aggregate weight of 20%. Companies in the 80% group are weighted relative to their float-adjusted market capitalization, subject to a maximum individual weight of 5%. Companies in the 20% group are weighted relative to their float-adjusted market capitalization, subject to a maximum individual weight of 3%. Companies in both groups may be subject to lower weight limits based on their average daily traded value, and excess weight is distributed equally across all Index constituents. The weight of each Index component may rise and/or fall between Index rebalance dates.
Also effective June 24, 2019, the last two sentences of the section entitled “Principal Investment Strategies—The Fund’s Investment Strategy” on page 4 of the Prospectus are deleted.

Changes to the Fund’s Name, Ticker Symbol, and Investment Policies
In conjunction with the change to the name of the Index, the name and ticker symbol of the Fund will change as follows:

	Current	New (effective June 24, 2019)
Fund Name	Defiance Future Tech ETF	Defiance Next Gen Video Gaming ETF
Ticker Symbol	AUGR	VIDG
As a result of the change to the Fund’s name, effective June 24, 2019, the Fund will adopt a non-fundamental policy to, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in companies whose products or services are predominantly tied to video gaming. For purposes of the foregoing policy, the Fund defines such companies as those deriving at least 50% of their annual revenue from video or electronic game sales or licenses, media streaming services described by the company as interactive media or esports, social media services featuring augmented or virtual reality functions, online casinos, video game consoles, gaming-focused personal computers or computer peripherals marketed specifically for video gaming. The Fund will continue to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in companies in the technology sector for 60 days following the date of this supplement, at which time such policy will no longer apply to the Fund.
Changes to the Fund’s Fees and Expenses
Also effective June 24, 2019, the management fee for the Fund will be reduced to an annual rate of 0.30% of the Fund’s average daily net assets. In conjunction with such change, the following information will replace the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 3 of the Prospectus:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.30%
1  Restated to reflect the Fund’s contractual management fee effective June 24, 2019.
2  Estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$31	$97

Changes to the Fund’s Principal Investment Risks
Also effective June 24, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 4–7 of the Prospectus:

•	The “Augmented and Virtual Reality Investment Risk”, “Emerging Technologies Investment Risk”, “Index Methodology Risk”, and “Sector Risk—Communication Services Sector Risk” disclosures are deleted.

•	The following paragraphs are added:

o
AR/VR & Video Gaming Investment Risk. AR/VR and video gaming companies are subject to intense global competition and may be smaller companies with limited product lines, markets, financial resources, or personnel. Such companies may be heavily dependent on patent and intellectual property rights and may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. AR/VR and video gaming companies may have products that face rapid obsolescence and may be dependent on one or a small number of products or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms and other forms of entertainment, and changes in consumer discretionary spending, all of which may change rapidly and cannot necessarily be predicted. Video gaming companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy, and may be subject to sophisticated intellectual property infringement schemes and piracy efforts.

o
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

▪
Risks Related to Investing in China. China may be subject to considerable degrees of economic, political, and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility, and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations, and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

The following changes will apply to the section entitled “Additional Information about the Funds—Principal Investment Risks” on pages 18–22 of the Prospectus:

•	The “Emerging Technologies Investment Risk” and “Index Methodology Risk” are deleted solely with respect to the Fund.

•	The “Sector Risk—Communication Services Sector Risk” is deleted.

•	The following paragraphs are added:

o
AR/VR & Video Gaming Investment Risk (Defiance Next Gen Video Gaming ETF only). AR/VR and video gaming companies are subject to intense global competition and may be smaller companies with limited product lines, markets, financial resources, or personnel. Such companies may be heavily dependent on patent and intellectual property rights and may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. AR/VR and video gaming companies may have products that face rapid obsolescence and may be dependent on one or a small number of products or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms and other forms of entertainment, and changes in consumer discretionary spending, all of which may change rapidly and cannot necessarily be predicted. Video gaming companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy, and may be subject to sophisticated intellectual property infringement schemes and piracy efforts.

o
Geographic Investment Risk. To the extent that a Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

▪	Risks Related to Investing in China (Defiance Next Gen Video Gaming ETF only). The Chinese economy is subject to a considerable degree of economic, political and social instability:

•
Political and Social Risk: The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality and worsening environmental conditions also are factors that may affect the Chinese economy.

•
Government Control and Regulations: The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. There can be no assurance these reforms will continue or that they will be effective. Despite recent reform and privatizations, significant regulation of investment and industry is still pervasive and the Chinese government may restrict foreign ownership of Chinese corporations and/or repatriate assets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability.

•
Economic Risk: The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. The imposition of tariffs and other trade barriers on Chinese products and services could also have an adverse impact on the global demand for Chinese exports as well as the Chinese economy more broadly. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates.

•
Expropriation Risk: The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property, or the imposition of restrictions on foreign investments and on repatriation of capital invested.

•
Hong Kong Political Risk: Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (SAR) of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic, legal or social policies may result in an adverse effect on Hong Kong’s markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s net asset value is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s net asset value.

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.

DEFIANCE FUTURE TECH ETF
(the “Fund”)

May 31, 2019

Supplement to the
Summary Prospectus dated April 30, 2019

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME, TICKER SYMBOL, FEES, AND INVESTMENT POLICIES EFFECTIVE JUNE 24, 2019, AS DESCRIBED BELOW.

Changes to the Fund’s Principal Investment Strategy
The Fund’s investment objective is to seek to track the total return performance, before fees and expenses, of the BlueStar Augmented and Virtual Reality Index (the “Index”). Effective June 24, 2019, the Index’s name will change to the “BlueStar Next Gen Video Gaming Index”. In conjunction with the change to the name of the Index, the methodology for the Index will change on the same date, and the section entitled “Principal Investment Strategies—BlueStar Augmented and Virtual Reality Index” on page 2 of the Summary Prospectus will be replaced with the following:
BlueStar Next Gen Video Gaming Index
The Index consists of a modified market capitalization-weighted portfolio of the stock of companies whose products or services are predominantly tied to video gaming. The Index defines such companies as those deriving at least 50% of their annual revenue from video or electronic game sales or licenses, media streaming services described by the company as interactive media or esports, social media services featuring augmented or virtual reality (“AR/VR”) functions, online casinos, video game consoles, gaming-focused personal computers, or computer peripherals marketed specifically for video gaming.
The companies included in the Index are screened semi-annually from the universe of globally-listed stocks (including in emerging markets) by BlueStar Global Investors, LLC (“BlueStar” or the “Index Provider”), which owns the Index, based primarily on descriptions of a company’s primary business activities in regulatory filings (e.g., financial statements, annual reports, investor presentations), analyst reports, and industry-specific trade publications. Companies identified by BlueStar’s screening process are then screened for investibility, including a minimum float-adjusted market capitalization of US$100 million, a minimum liquidity threshold, and being listed on a stock exchange in the United States, Europe, Hong Kong, Japan, South Korea, Taiwan, or Canada.
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of June and December each year based on data as of the Tuesday before the second Friday of June and December each year. The Index is expected to be comprised of approximately 30 to 50 companies with approximately half of such companies listed on a non-U.S. exchange, and the Index is expected to have significant exposure to companies in Japan and China.
At the time of each rebalance and reconstitution of the Index, the group of Index constituents that each earn at least 50% of their revenue from video or electronic game sales or licenses, video game consoles, or computer peripherals marketed specifically for video gaming are assigned an aggregate weight of 80%, and the remaining companies are assigned an aggregate weight of 20%. Companies in the 80% group are weighted relative to their float-adjusted market capitalization, subject to a maximum individual weight of 5%. Companies in the 20% group are weighted relative to their float-adjusted market capitalization, subject to a maximum individual weight of 3%. Companies in both groups may be subject to lower weight limits based on their average daily traded value, and excess weight is distributed equally across all Index constituents. The weight of each Index component may rise and/or fall between Index rebalance dates.
Also effective June 24, 2019, the last two sentences of the section entitled “Principal Investment Strategies—The Fund’s Investment Strategy” on page 2 of the Summary Prospectus are deleted.
Changes to the Fund’s Name and Ticker Symbol
In conjunction with the change to the name of the Index, the name and ticker symbol of the Fund will change as follows:

	Current	New (effective June 24, 2019)
Fund Name	Defiance Future Tech ETF	Defiance Next Gen Video Gaming ETF
Ticker Symbol	AUGR	VIDG

1

Changes to the Fund’s Fees and Expenses
Also effective June 24, 2019, the management fee for the Fund will be reduced to an annual rate of 0.30% of the Fund’s average daily net assets. In conjunction with such change, the following information will replace the sections entitled “Fees and Expenses of the Fund” and “Expense Example” on page 1 of the Summary Prospectus:
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.30%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.30%
1  Restated to reflect the Fund’s contractual management fee effective June 24, 2019.
2  Estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$31	$97
Changes to the Fund’s Principal Investment Risks
Also effective June 24, 2019, the following changes will apply to the section entitled “Principal Investment Risks” on pages 4–7 of the Prospectus:

•	The “Augmented and Virtual Reality Investment Risk”, “Emerging Technologies Investment Risk”, “Index Methodology Risk”, and “Sector Risk—Communication Services Sector Risk” disclosures are deleted.

•	The following paragraphs are added:

o
AR/VR & Video Gaming Investment Risk. AR/VR and video gaming companies are subject to intense global competition and may be smaller companies with limited product lines, markets, financial resources, or personnel. Such companies may be heavily dependent on patent and intellectual property rights and may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. AR/VR and video gaming companies may have products that face rapid obsolescence and may be dependent on one or a small number of products or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms and other forms of entertainment, and changes in consumer discretionary spending, all of which may change rapidly and cannot necessarily be predicted. Video gaming companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy, and may be subject to sophisticated intellectual property infringement schemes and piracy efforts.

2

o
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

▪
Risks Related to Investing in China. China may be subject to considerable degrees of economic, political, and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility, and pricing anomalies resulting from governmental influence, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations, and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

Please retain this Supplement with your Summary Prospectus for future reference.

3

DEFIANCE FUTURE TECH ETF
(the “Fund”)

May 31, 2019

Supplement to the
Prospectus and Statement of Additional Information,
each dated April 30, 2019

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective June 24, 2019, the name and ticker symbol of the Fund will change as follows:

	Current	New (effective June 24, 2019)
Fund Name	Defiance Future Tech ETF	Defiance Next Gen Video Gaming ETF
Ticker Symbol	AUGR	VIDG
As a result of the change to the Fund’s name, effective June 24, 2019, the Fund will adopt a non-fundamental policy to, under normal circumstances, invest at least 80% of its net assets, plus borrowings for investment purposes, in companies whose products or services are predominantly tied to video gaming. For purposes of the foregoing policy, the Fund defines such companies as those deriving at least 50% of their annual revenue from video or electronic game sales or licenses, media streaming services described by the company as interactive media or esports, social media services featuring augmented or virtual reality functions, online casinos, video game consoles, gaming-focused personal computers or computer peripherals marketed specifically for video gaming. The Fund will continue to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in companies in the technology sector for 60 days following the date of this supplement, at which time such policy will no longer apply to the Fund.

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.